DESCRIPTION OF THE BUSINESS (FY) (Details) - Segment	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
DESCRIPTION OF THE BUSINESS [Abstract]
Number of reportable segments	3	3